Employee Benefit Plans (Unfunded) (Details) - Schedule of Assumptions Used in Accounting for Compensated Absences	Mar. 31, 2023	Mar. 31, 2022
Schedule of Assumptions Used in Accounting for Compensated Absences [Line Items]
Discount rate	7.37%	7.17%
Attrition rate	36.00%	31.00%
Rate of compensation increase	12.67%	13.00%